RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Target-based Cash Incentives
Company's Profit-Before-Tax Targets (In US$ thousands) (*)	Level of Incentive - As a Percentage of the Executive Office Holder's Annual Cost of Pay
24,001 - 27,500	20%
27,501-31,000	45%
31,001-35,000	75%
35,001-39,000	110%
Above 39,001	150%

Schedule of Aggregate Amounts Paid to Executive Offices
	US dollars
	Year ended December 31,
(in thousands)	2025	2024	2023
Izzy Sheratzky	3,196	2,734	2,155
Eyal Sheratzky	2,500	2,188	1,727
Nir Sheratzky	2,456	2,137	1,727
Gil Sheratzky	1,793	1,238	1,227